Average Annual Total Returns - SA Multi-Managed Large Cap Value Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	S&P 500® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	1.45%	9.17%	9.19%	1.33%	9.02%	9.03%	1.26%	8.92%	8.92%	1.36%	10.52%	10.74%